Loss Before Tax (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of Profit (Loss) Before Tax Arrived After Charging
The Company’s loss before tax is arrived at after charging:

	Six months ended June 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Employee benefit expense (including directors’ remuneration):
Wages and salaries	96,585	58,212
Pension scheme contributions (defined contribution schemes)	3,361	1,309
Equity-settled share-based compensation expense	22,714	15,125